Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Earnings Per Share

15. Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income attributable to ordinary shareholders—basic	8,749,004	8,816,835	9,080,651
Plus: Interest expense of convertible senior notes	145,451	150,512	101,495
Net income attributable to ordinary shareholders—diluted	8,894,455	8,967,347	9,182,146
Shares (Denominator):
Weight average ordinary shares outstanding—basic	807,739,616	804,875,816	797,634,860
Plus:
Dilutive effect of convertible senior notes	31,209,067	33,566,100	23,167,903
Weight average ordinary shares outstanding—diluted	838,948,683	838,441,916	820,802,763
Earnings per share—basic	10.83	10.95	11.38
Earnings per share—diluted	10.60	10.70	11.19

5,147,411, 3,941,928 and 2,914,216 ordinary shares transferred to ZTO ES were considered issued but not outstanding as of December 31, 2023, 2024 and 2025, respectively, and therefore not included in the calculation of basic and dilutive earnings per share.

For the years ended December 31, 2024 and 2025, 916,200 and 886,248 options were excluded from the diluted earnings per share calculations because they were anti-dilutive. These share-based awards could become dilutive in the future.